Provision for Income Taxes	12 Months Ended
Apr. 30, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Note 9. Provision for Income Taxes

The components of the provision (benefit) for income taxes are as follows (in thousands):

	Year Ended April 30, 2014
	Federal	State	Foreign	Total

Current	$-	$5	$12	$17
Deferred	(2,015)	(148)	-	(2,163)
Change in valuation allowance	2,015	148	-	2,163

Total	$-	$5	$12	$17

	Year Ended April 30, 2013
	Federal	State	Foreign	Total

Current	$-	$2	$8	$10
Deferred	(2,258)	(196)	-	(2,454)
Change in valuation allowance	2,258	196	-	2,454

Total	$-	$2	$8	$10

A reconciliation between the Company’s effective tax rate and the United States statutory tax rate for the years ended April 30, 2014 and 2013 is as follows:

	Year Ended April 30,
	2014	2013

Federal income tax at statutory rate	34.0%	34.0%
State income tax, net of federal benefit	2.1	2.6
Permanent differences	(5.6)	(0.5)
Other	(2.1)	1.6
Change in valuation allowance	(27.2)	(39.6)
Changes in tax rates	(1.4)	1.7

Income tax expense	(0.2)%	(0.2)%

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.  Significant components of the Company’s deferred tax assets and liabilities as of April 30, 2014 and 2013 consist of the following (in thousands):

Accrued liabilities	$38	$89
Depreciation and amortization	9	51
State taxes	1	7
Stock-based compensation expense	4,511	3,582
Capitalized research and development costs	556	688
Foreign net operating loss carry-forward	244	386
Net operating loss carry-forward	5,608	4,144

Total deferred tax assets	10,968	8,948
Less: Valuation allowance	(10,968)	(8,948)

Net deferred tax asset	$-	$-

Management has evaluated the available evidence about future tax planning strategies, taxable income and other possible sources of realization of deferred tax assets and has established a full valuation allowance against its net deferred tax assets as of April, 30, 2014 and 2013.  For the years ended April 30, 2014 and 2013, the Company recorded a valuation allowance of $10,968,000 and $8,948,000, respectively.  The increase in valuation allowance from fiscal year 2013 to 2014 is due to deferred tax assets generated relative to stock compensation and net operating loss carryforwards.  The Company has established a valuation allowance against its deferred tax assets as it is currently more-likely-than-not that all or a portion of a deferred tax asset will not be realized.  The valuation allowance reduces deferred tax assets to an amount that management believes will more likely than not be realized.  Changes in valuation allowances from period to period are included in the tax provision in the period of change.  In determining whether a valuation allowance is required, the Company takes into account all evidence with regard to the utilization of a deferred tax asset including past earnings history, expected future earnings, the character and jurisdiction of such earnings, unsettled circumstances that, if unfavorably resolved, would adversely affect utilization of a deferred tax asset, carryback and carryforward periods, and tax strategies that could potentially enhance the likelihood of realization of a deferred tax asset.

As of April 30, 2014 and 2013, the Company’s estimated U.S. net operating loss carry-forwards were approximately $15,426,000 and $11,216,000, respectively.  As of April 30, 2014 and 2013, the Company’s foreign net operating loss carry-forward was approximately $1,034,000 and $1,744,000, respectively.  The Company’s federal and state net operating losses begin expiring in 2029.

The Company files income tax returns in various jurisdictions with varying statues of limitations.  As of April 30, 2014, the earliest tax year still subject to examination for state purposes is fiscal 2011.  The Company’s tax years for periods ending April 30, 2000 and forward are subject to examination by the United States and certain states due to the carry-forward of unutilized net operating losses.